Federated Hermes Municipal High Yield Advantage Fund Investment Objectives and Goals - Federated Hermes Municipal High Yield Advantage Fund	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes Municipal High Yield Advantage Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high level of current income which is generally exempt from the federal regular income tax. The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, except when investing for “defensive” purposes.